SEGMENT INFORMATION (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Sales	$ 19,050	$ 18,475	$ 41,708
First Customers [Member]
IfrsStatementLineItems [Line Items]
Sales	4,174	6,261	26,795
Accounts receivable	1,458	1,226
Second Customers [Member]
IfrsStatementLineItems [Line Items]
Sales	2,510	4,792	$ 4,423
Accounts receivable	1,138	$ 572
Third Customers [Member]
IfrsStatementLineItems [Line Items]
Sales	2,099
Accounts receivable	1,073
Fourth Customers [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 598